CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (710,221)	$ (97,299)	¥ (750,227)	¥ (821,333)
Other comprehensive (loss) income:
Foreign currency translation adjustment, net of nil tax	26,666	3,653	134,395	181,585
Total comprehensive loss	(683,555)	(93,646)	(615,832)	(639,748)
Less: Comprehensive loss attributable to the non-controlling interests	(2,047)	(280)	(5,439)	(5,962)
Comprehensive loss attributable to ordinary shareholders of Yatsen Holding Limited	¥ (681,508)	$ (93,366)	¥ (610,393)	¥ (633,786)